Supplemental Disclosures of Cash Flow Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash paid (provided), net during the year for:
Interest	¥ 86,989	¥ 97,788	¥ 128,401
Income taxes	¥ 138,583	¥ 47,217	¥ 174,092